Shareholders’ Equity (Details)									12 Months Ended		18 Months Ended
		Mar. 19, 2025 USD ($)	Feb. 13, 2025 USD ($) shares	Dec. 12, 2024 USD ($)	Nov. 22, 2023 USD ($) shares	Oct. 01, 2023 shares	Apr. 12, 2023 USD ($) shares	Nov. 08, 2022 USD ($)	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2025 $ / shares shares	Sep. 08, 2023 $ / shares shares	Sep. 04, 2023	Jul. 31, 2022
Shareholders’ Equity [Line Items]
Ordinary shares to authorized (in Shares)	[1]								150,000,000	150,000,000	150,000,000
Ordinary shares par value (in Dollars per share) | $ / shares	[1]								$ 0.0001	$ 0.0001	$ 0.0001
Number of shares (in Shares)									2,126,729
Convertible notes value (in Dollars) | $			$ 33,025,000						$ 25,063,061
Agreement Amount Payable (in Dollars) | $								$ 20,000,000
Ordinary shares issued (in Shares)	[1]								126,276,372	105,055,344	126,276,372
Percentage of outstanding							15.00%
Non-controlling interest recognized (in Dollars) | $							$ 182,599		$ 2,633,450	$ 266,214
Fair value amount (in Dollars) | $							$ 381,947		269,119
Derecognized of non-controlling interest (in Dollars) | $				$ 44,134
Cash consideration (in Dollars) | $		$ 1,200,000
Non-controlling interest (in Dollars) | $		$ 782,828
Additional paid-in capital (in Dollars) | $				$ 148,013					$ (930,881)
Risk free rate, percentage									50.00%
Expiration, percentage									4.11%
Volatility estimate percentage									58.00%
Warrants outstanding (in Shares)									16,500,000		16,500,000
Warrant shares (in Shares)			1
Deemed dividend paid (in Dollars) | $									$ 12,014
Warrant price (in Dollars per share) | $ / shares									$ 0.01		$ 0.01
Gross proceeds percentage									60.00%		60.00%
Redemption price per share (in Dollars per share) | $ / shares									$ 18		$ 18
Public Warrants [Member]
Shareholders’ Equity [Line Items]
Warrant shares (in Shares)									11,500,000		11,500,000
Private Placement Warrants [Member]
Shareholders’ Equity [Line Items]
Warrant shares (in Shares)									5,000,000		5,000,000
Public and Private Placement Warrant [Member]
Shareholders’ Equity [Line Items]
Warrant price (in Dollars per share) | $ / shares									$ 11.5		$ 11.5
Warrant [Member]
Shareholders’ Equity [Line Items]
Warrant price (in Dollars per share) | $ / shares									9.2		9.2
Mezzanine Equity [Member]
Shareholders’ Equity [Line Items]
Ordinary shares possible redemption (in Shares)					466,164
Cash consideration (in Dollars) | $					$ 163,905
reclassified shares (in Shares)			217,724
Number of shares (in Shares)			1
Consultants [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued (in Shares)			2,000,000
RFAC [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares									$ 9.2		$ 9.2
Aggregate total ordinary shares (in Shares)			6,276,394
2Game [Member]
Shareholders’ Equity [Line Items]
Equity interest percentage		10.00%												51.00%
Minimum [Member]
Shareholders’ Equity [Line Items]
Exchange ratio			1						1
Market value percentage									115.00%
Maximum [Member]
Shareholders’ Equity [Line Items]
Exchange ratio			4.0536						4.0536
Market value percentage									180.00%
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares possible redemption (in Shares)					466,164
Cash consideration (in Dollars) | $					$ 163,905
Additional ordinary shares (in Shares)											1,059,628
Convertible notes shares (in Shares)			7,338,887
Ordinary shares issued (in Shares)							17,648
Price per share (in Dollars per share) | $ / shares									$ 18		$ 18
Ordinary Shares [Member] | Conversion of Convertible Notes [Member]
Shareholders’ Equity [Line Items]
Number of shares (in Shares)			2,201,665
Ordinary Shares [Member] | Business Combination [Member]
Shareholders’ Equity [Line Items]
Aggregate total ordinary shares (in Shares)						82,696
GCL Global [Member]
Shareholders’ Equity [Line Items]
Percentage of equity interest				100.00%
GCL Global [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Ownership interest percentage		51.00%
GCL Global [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Ownership interest percentage		61.00%
GCL Global [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares to authorized (in Shares)												150,000,000
Ordinary shares par value (in Dollars per share) | $ / shares												$ 0.0001
Jianhao Tan [Member]
Shareholders’ Equity [Line Items]
Percentage of equity interest							100.00%
Titan Digital [Member]
Shareholders’ Equity [Line Items]
Ownership interest percentage							100.00%						100.00%
Titan Digital [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Percentage of equity interest							100.00%
Ownership interest percentage							85.00%
Titan Digital [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Percentage of equity interest							85.00%
Ownership interest percentage							100.00%

[1]	Giving retroactive effect to reverse recapitalization effected on February 13, 2025.